Income Taxes (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	$ 40	$ (208)	$ (69)
Current tax in other jurisdictions	2,039	380	1,042
Effect of income not chargeable for tax purpose	(12)	(2,732)	(152)
Effect of expenses not deductible for tax purpose	0	1,289	0
Tax effect of unused tax losses not recognized	368	1,795	221
Under provision in previous years	0	0	81
Income Tax Expense (Benefit)	$ 2,435	$ 524	$ 1,123